Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Staff costs:
Wages and salaries	£ 745	£ 788		£ 801
Performance-related payments	183	97		159
Social security costs	112	101		111
Pensions costs: – defined contribution plans	64	66		66
Pension costs, defined benefit plans	38	38		35
Other share-based payments	0	0		0
Other personnel costs	41	33		40
Total employee benefits expense	1,183	1,123		1,212
Other administration expenses	826	706		684
Depreciation, amortisation and impairment	501	561		543
Total operating expenses before impairment losses, provisions and charges	2,510	2,390	[1]	2,439	[1]
Past service curtailment costs	£ 5	£ 0		£ 0

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.